Unaudited Interim Condensed Consolidated Statement Of Changes In Equity - USD ($) $ in Thousands	Total	Share capital	Additional paid in capital	Accumulated deficit
Number of shares outstanding at the beginning of period (in shares) at Dec. 31, 2018		54,099,929
Stockholders' equity at beginning of period at Dec. 31, 2018		$ 5,410	$ 1,189,665	$ (367,751)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (new) (in shares)		4,064
Shares issued		$ 0	59
Net income/(loss)	$ (7,357)			(7,357)
Dividends paid				0
Stock option expense			130
Number of shares outstanding at the end of period (in shares) at Jun. 30, 2019		54,103,993
Stockholders' equity at end of period at Jun. 30, 2019	$ 820,156	$ 5,410	1,189,854	(375,108)
Number of shares outstanding at the beginning of period (in shares) at Dec. 31, 2018		54,099,929
Stockholders' equity at beginning of period at Dec. 31, 2018		$ 5,410	1,189,665	(367,751)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (new) (in shares)	5,400,000
Number of shares outstanding at the end of period (in shares) at Dec. 31, 2019	54,110,584	54,110,584
Stockholders' equity at end of period at Dec. 31, 2019	$ 839,265	$ 5,411	1,190,049	(356,195)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued (new) (in shares)	5,400,000	0
Shares issued		$ 0	0
Net income/(loss)	$ (21,534)			(21,534)
Dividends paid				(5,410)
Stock option expense			137
Number of shares outstanding at the end of period (in shares) at Jun. 30, 2020	54,110,584	54,110,584
Stockholders' equity at end of period at Jun. 30, 2020	$ 812,458	$ 5,411	$ 1,190,186	$ (383,139)